Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 27, 2010	Dec. 31, 2014	Dec. 31, 2013	Feb. 27, 2009	Jun. 12, 2004
Goodwill				$ 600
Discount rate	6.00%
Deferred tax valuation allowance		3,090	3,223
Deferred tax asset, net		851	799
Stock-based compensation expense			0
Antidilutive options		136,030
Land Improvements [Member] | Upper Range [Member]
Useful lives of property and equipment		10 years
Land Improvements [Member] | Lower Range [Member]
Useful lives of property and equipment		7 years
Buildings [Member] | Upper Range [Member]
Useful lives of property and equipment		40 years
Buildings [Member] | Lower Range [Member]
Useful lives of property and equipment		7 years
Equipment [Member] | Upper Range [Member]
Useful lives of property and equipment		10 years
Equipment [Member] | Lower Range [Member]
Useful lives of property and equipment		3 years
Core Deposits [Member] | Upper Range [Member]
Useful lives of intangible assets		15 years
Core Deposits [Member] | Lower Range [Member]
Useful lives of intangible assets		10 years
Parent Company [Member]
Stock-based compensation expense
InsuranCenter of Alpena [Member]
Ownership interest					100.00%